Debt, Fixed Rate Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Long term debt
Obligation on capital leases	$ 4,336,000		$ 4,385,000
Total long-term debt	880,447,000		868,042,000
Less: Current portion of long-term debt	127,000		101,000
Total long-term debt excluding current portion	880,320,000		867,941,000
6.95% Senior Notes
Long term debt
Interest rate on debt	6.95%	[1],[2]
Date of debt issuance	May 2011
Maturity date of debt issued	May 01, 2060
Call date of debt issued	May 01, 2016	[3]
Debt issuance cost	11,000,000
Long term debt	342,000,000	[1],[2]
7.5% Senior Notes
Long term debt
Interest rate on debt	7.50%	[1],[4]
Date of debt issuance	June 2004
Maturity date of debt issued	Jun. 01, 2034
Call date of debt issued	Jun. 01, 2009	[3]
Long term debt			330,000,000	[1],[4]
Debt redemption
Amount of debt redeemed	330,000,000
Date of debt redemption	June 20, 2011
Previously capitalized debt issuance cost recognized to interest expense	8,200,000
6.7% Senior Notes
Long term debt
Interest rate on debt	6.70%	[1]
Date of debt issuance	December 2003 and June 2004
Maturity date of debt issued	Dec. 01, 2033
Call date of debt issued	Dec. 01, 2003	[3]
Long term debt, face value	544,000,000		544,000,000
Unamortized discount	(9,889,000)		(10,343,000)
Long term debt	$ 534,111,000	[1]	$ 533,657,000	[1]

[1]	Interest on the 6.7% Senior Notes is payable semi-annually, and on the 6.95% Senior Notes is payable quarterly.
[2]	Capitalized debt issuance costs totaled $11.0 million and are being amortized over the life of the notes. Such issuance costs are included in Other assets and deferred charges.
[3]	U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.
[4]	On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.